OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 55	$ 1,433
Government institutions	945	1,887
Others	190	45
Other accounts receivable and prepaid expenses	$ 1,190	$ 3,365